Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Amounts Associated with PEMEX's Labor Obligations

The following table show the amounts associated with PEMEX’s labor obligations:

	December 31,
Defined Benefits Liabilities	2017	2016
Liability for defined benefits at retirement and post-employment at the end of the year	Ps. 1,241,072,307	Ps. 1,202,624,665
Liability for other long-term benefits	17,363,815	17,784,771

Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	Ps. 1,258,436,122	Ps. 1,220,409,436

Summary of Amounts Recognized for Long-term Obligations

The following tables contain detailed information regarding PEMEX’s retirement and post-employment benefits:

	December 31,
Changes in the liability for defined benefits	2017	2016
Liability for defined benefits at the beginning of the year	Ps. 1,202,624,665	Ps. 1,258,480,019
Recognition of the modifications in pensions plan	8,327	(571,713)
Current Service cost	13,079,341	23,111,918
Net interest	95,402,917	90,527,624
Past service costs	—	(33,244)
Defined benefits paid by the fund	(5,105,669)	(4,892,767)
Actuarial (gains) losses in other comprehensive results due to:
Change in financial assumptions	47,182,448	(149,533,263)
Change in demographic assumptions	(70,012,604)	4,842,109
For experience during the year	10,272,231	36,103,857
In plan assets during the year	(453,206)	285,123
Remeasurements	26,417	(1,742)
Contributions paid to the fund	(51,952,560)	(55,693,256)

Defined benefit liabilities at end of year	Ps. 1,241,072,307	Ps. 1,202,624,665

In 2017 and 2016, the net actuarial gains recognized in other comprehensive income (loss) net of income deferred tax were Ps. (12,038,710) and Ps. (106,387,640), respectively, related to retirement and post-employment benefits, not including the normal year to year increase in obligations based on changes in population, age, seniority, wages, pensions and benefits. The decrease in losses in 2017 was mainly due to the decrease in the discount and return on plan assets rates, from 8.17% in 2016 to 7.89% in 2017.

	December 31,
Changes in pension plan assets	2017		2016
Plan assets at the beginning of year	Ps.	9,489,666	Ps.	5,228,909
Return on plan assets		902,550		742,477
Payments by the pension fund		(54,312,270)		(51,889,821)
Company contributions to the fund(1)		51,952,559		55,693,256
Actuarial (gains) losses in plan assets		453,187		(285,155)

Pension plan assets at the end of year	Ps.	8,485,692	Ps.	9,489,666

(1)	Includes proceeds from the collected amounts of the Promissory Notes, contributed by the Mexican Government (See Note 14).

Summary of Amounts and Types of Plan Assets

As of December 31, 2017 and 2016, the amounts and types of plan assets are as follows:

	December 31,
Plan Assets	2017		2016
Cash and cash equivalents	Ps.	135,757	Ps.	5,906,660
Equity instruments		1,034,178		2,694,291
Debt instruments		7,315,757		888,715

Total plan assets	Ps.	8,485,692	Ps.	9,489,666

	December 31,
Changes in Defined Benefit Obligations (DBO)	2017		2016
Defined benefit obligations at the beginning of the year	Ps.	1,212,114,331	Ps.	1,263,708,928
Service costs		19,762,661		23,107,851
Financing costs		96,331,015		91,270,383
Past service costs				(33,244)
Payments by the fund		(59,417,940)		(56,778,359)
Amount of (gains) and losses recognized through other comprehensive income:		(12,594,541)		(108,589,515)
Modifications to the pension plan		(6,609,657)		(571,713)
Remeasurements		(1,471)		—
Reductions		(26,399)		—

Defined benefit obligations at the end of year	Ps.	1,249,557,999	Ps.	1,212,114,331

Summary of Additional Fair value Disclosure About Plan Assets and Indicate Their Rank

The following tables present additional fair value disclosure about plan assets and indicate their rank, in accordance with IFRS 13, as of December 31, 2017 and 2016:

	Fair value measurements as of December 31, 2017
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	135,757	Ps.	—	Ps.	—	Ps.	135,757
Equity instruments		1,034,178		—		—		1,034,178
Debt instruments		7,315,757		—		—		7,315,757

Total	Ps.	8,485,692	Ps.	—	Ps.	—	Ps.	8,485,692

	Fair value measurements as of December 31, 2016
Plan assets:	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	5,906,660	Ps.	—	Ps.	—	Ps.	5,906,660
Equity instruments		2,694,291		—		—		2,694,291
Debt instruments		888,715		—		—		888,715

Total	Ps.	9,489,666	Ps.	—	Ps.	—	Ps.	9,489,666

Summary of Principal Actuarial Assumptions Used in Determining the Defined Benefit Obligation

The principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2017	2016
Rate of increase in salaries	4.77%	4.77%
Inflation assumption	3.75%	3.75%
Discount and return on plan assets rate	7.89%	8.17%
Average length of obligation (years)	18.40	17.67

Actuarial assumption of expected rates of salary increases [member]
Summary of Principal Actuarial Assumptions Used in Determining the Defined Benefit Obligation

As of December 31, 2017 and 2016, the principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2017	2016
Rate of increase in salaries	4.77%	4.77%
Rate of increase in pensions	3.75%	3.75%
Rate of increase in medical services	7.65%	7.65%
Inflation assumption	3.75%	3.75%
Discount and return on plan assets rate	7.89%	8.17%
Average length of obligation (years)	18.40	17.67

Other Long-term Benefits [member]
Summary of Amounts Recognized for Long-term Obligations

The amounts recognized for long-term obligations for the years ended December 31, 2017 and 2016 are as follows:

	December 31,
Change in the liability for defined benefits	2017		2016
Liabilities defined benefit at the beginning of year	Ps.	17,784,771	Ps.	20,905,422
Charge to income for the year		3,277,847		3,420,158
Actuarial (gains) losses recognized in income due to:
Change in financial assumptions		878,516		(3,028,211)
Change in demographic assumptions		(1,015,274)		(119,982)
For experience during the year		(3,558,599)		(3,390,396)
Benefits paid		(3,446)		(2,220)

Liabilities defined benefit at the end of year	Ps.	17,363,815	Ps.	17,784,771